Accrued Expenses	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Accrued Expenses

15) Accrued Expenses

The following table presents accrued expenses as of December 31, 2020 and 2019:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2020	2019
Operating expenses	$883	$855
Interest expenses	2,276	4,049
Other expenses	2,221	1,713
Total accrued expenses	$5,380	$6,617